UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22294

Western Asset Investment Grade Defined Opportunity Trust Inc.

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 49TH FLOOR, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: November 30

Date of reporting period: July 1, 2013–June 30, 2014

Item 1. Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22294
Reporting Period: 07/01/2013 - 06/30/2014
Western Asset Investment Grade Defined Opprtunity Trust Inc.

========== Western Asset Investment Grade Defined Opportunity Trust  ===========
==========                           Inc.                            ===========

CITIGROUP INC.

Ticker:       C              Security ID:  172967424
Meeting Date: APR 22, 2014   Meeting Type: Annual
Record Date:  FEB 24, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A.   Election of Directors (Majority Voting) For       For          Management
1B.   Election of Directors (Majority Voting) For       For          Management
1C.   Election of Directors (Majority Voting) For       For          Management
1D.   Election of Directors (Majority Voting) For       For          Management
1E.   Election of Directors (Majority Voting) For       For          Management
1F.   Election of Directors (Majority Voting) For       For          Management
1G.   Election of Directors (Majority Voting) For       For          Management
1H.   Election of Directors (Majority Voting) For       For          Management
1I.   Election of Directors (Majority Voting) For       For          Management
1J.   Election of Directors (Majority Voting) For       For          Management
1K.   Election of Directors (Majority Voting) For       For          Management
1L.   Election of Directors (Majority Voting) For       For          Management
1M.   Election of Directors (Majority Voting) For       For          Management
1N.   Election of Directors (Majority Voting) For       For          Management
2.    Ratify Appointment of Independent       For       For          Management
      Auditors
3.    14A Executive Compensation              For       For          Management
4.    Approve Stock Compensation Plan         For       For          Management
5.    S/H Proposal - Corporate Governance     Against   Against      Shareholder
6.    S/H Proposal - Corporate Governance     Against   Against      Shareholder
7.    S/H Proposal - Corporate Governance     Against   Against      Shareholder
8.    S/H Proposal - Access To Proxy          Against   Against      Shareholder

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Investment Grade Defined Opportunity Trust Inc.

By:	/s/ Kenneth D. Fuller Kenneth D. Fuller Chairman, President and Chief Executive Officer

Date	August 8, 2014